Subsequent Events and Reverse Merger (Details Textual) (USD $)	1 Months Ended
	Nov. 14, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 01, 2011
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding		87,329	87,329	191,606
Due to Related Parties, Noncurrent		$ 0	$ 17,303,918	$ 0
Debt Instrument, Interest Rate, Stated Percentage			7.50%
Founder [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					5.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding	34,696,997
Subsequent Event [Member] | Loans Payable [Member] | Founder [Member]
Subsequent Event [Line Items]
Due to Related Parties, Noncurrent	5,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Subsequent Event [Member] | Singing Shareholders [Member]
Subsequent Event [Line Items]
Perecentage of Holding of Shares	89.80%
Subsequent Event [Member] | Quartet Shareholders [Member]
Subsequent Event [Line Items]
Perecentage of Holding of Shares	9.00%
Subsequent Event [Member] | Advisors to Mergers [Member]
Subsequent Event [Line Items]
Perecentage of Holding of Shares	1.20%
Subsequent Event [Member] | Quartet [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities	123,356
Subsequent Event [Member] | Quartet [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of Shares Converted into Cash During Merger	8,840,014
Price per Share of Stock Converted During Merger	10.20
Value of Shares Converted into Cash During Merger	90,139,132
Stock Issued During Period, Shares, Share-based Compensation, Forfeited	1,739,062
Stock Issued During Period, Shares, Acquisitions	3,130,861
Conversion of Stock, Shares Issued	291,953
Number of Unit Purchase Options Converted During Merger	420,000
Number of Issued Shares Denoted as Advisors to Mergers	415,309
Subsequent Event [Member] | Quartet [Member] | Common Stock [Member] | Rights [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities	1,026,812
Subsequent Event [Member] | Former Pangaea [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of Convertible Preferred Shares Converted During Merger	105,670
Subsequent Event [Member] | Former Pangaea [Member] | Common Stock [Member] | Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities	115,352
Subsequent Event [Member] | Signing Holders [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions	31,150,827
Number of Shares Issued During Merger Excluding Forfeited Shares Reissued	29,411,765
Stock Issued During Period, Shares, Treasury Stock Reissued	1,739,062